CONVERTIBLE NOTES (Details Narrative)																															1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 29, 2025 USD ($)	Dec. 03, 2025 USD ($)	Dec. 01, 2025 USD ($) $ / shares	Oct. 28, 2025 $ / shares	Oct. 02, 2025 USD ($)	Sep. 17, 2025 USD ($)	Sep. 12, 2025 USD ($)	Aug. 30, 2025 USD ($)	Aug. 27, 2025 USD ($)	Aug. 24, 2025 USD ($)	Aug. 01, 2025 USD ($) $ / shares	Jul. 19, 2025 USD ($) $ / shares shares	Jul. 10, 2025 USD ($) shares	Jul. 03, 2025 USD ($)	May 27, 2025 USD ($)	May 23, 2025 USD ($)	May 09, 2025 USD ($) $ / shares	Apr. 02, 2025 USD ($) shares	Mar. 28, 2025 USD ($)	Feb. 24, 2025 USD ($)	Sep. 11, 2024 USD ($) shares	Sep. 06, 2024 USD ($) $ / shares shares	Sep. 04, 2024 USD ($)	Jul. 19, 2024 $ / shares shares	Jul. 10, 2024 USD ($) shares	Jun. 27, 2024 USD ($) $ / shares shares	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 28, 2024 $ / shares shares	Jan. 25, 2024 USD ($) $ / shares shares	Sep. 06, 2023 $ / shares	May 31, 2022 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 01, 2026 $ / shares	May 31, 2026 $ / shares	May 11, 2026 $ / shares	May 10, 2026 $ / shares	Feb. 17, 2026 $ / shares	Feb. 16, 2026 $ / shares	Feb. 13, 2026 $ / shares	Jan. 31, 2026 USD ($) shares	Nov. 18, 2025 $ / shares	Nov. 17, 2025 $ / shares	Oct. 23, 2025 $ / shares	Oct. 22, 2025 $ / shares	Aug. 07, 2025 $ / shares	Aug. 06, 2025 $ / shares	Jun. 16, 2025 $ / shares	Jun. 15, 2025 $ / shares	May 13, 2025 USD ($)	Jan. 15, 2025 $ / shares	Jan. 14, 2025 $ / shares	Sep. 16, 2024 USD ($) shares	Jul. 15, 2024 $ / shares	Jul. 14, 2024 $ / shares	Jun. 30, 2024 USD ($) shares	Jun. 21, 2024 shares	Apr. 30, 2024 shares	Apr. 24, 2024 shares	Mar. 31, 2024 shares	Feb. 01, 2024 shares
IfrsStatementLineItems [Line Items]
Aggregate amount																							$ 1,300,000			$ 119,000					$ 317,000
Original issue amount								$ 223,700		$ 407,000
Maturity date								June 30, 2025		maturity date to February 24, 2025
Outstanding principal and interest increase percentage																			25.00%
Warrant, per shares | $ / shares																																											$ 0.0001
Fair value of redeemable warrants																																		$ 32,000	$ 55,000
Fair value of convertible notes																																		$ 333,000	336,000
Number of shares issued | shares																									1,818									83,194																						793
Debt																			$ 204,000						$ 1,300,000
Description of conversion of debt to equity								the principal and interest balance of the note shall be increased by 150% and (ii) the 1800 Diagonal August Promissory Note may be converted into Ordinary Shares of the Company at the sole discretion of the 1800 Diagonal August. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the 1800 Diagonal August Promissory Note so the 1800 Diagonal August beneficially owns less than 4.99% of the Company’s Ordinary Shares. The 1800 Diagonal August shall be entitled to deduct $1.5 from the conversion amount in each Notice of Conversion to cover Holder’s deposit fees associated with each Notice of Conversion
Issued capital ordinary shares										$ 1,500,000
Conversion of per share | $ / shares				$ 0.49
RSU granted shares | shares																																		58,238
Financing expenses																					$ 4,278,000											$ 36,358,000	$ 10,724,000	$ 40,703,000	13,493,000	$ 7,891,000
Borrowed amount																																		$ 5,751
Ownership limit, rate																			4.99%
Exercise price of share | $ / shares																										$ 4.7025
Number of value converted																																			2,110,000																					$ 23,000
Number of warrants | shares																										32
Fair value of convertible conversion shares | shares																		33																16
Fair value of convertible conversion																		$ 787,000																$ 842,000
Convertible promissory note interest rate													15.00%
Issue of convertible shares | shares																									1,022
Payments for debt issue costs								$ 29,200
Interest payable								22,400
Fee expense								18,000
Effective interest rate																			107.46%
Aggregate amount																																	$ 200,000	500,000
Gross proceeds																			$ 295,500,000
Net proceeds																			250,000,000
Share issue expense																			$ 7,000,000																	$ 11,460,000
Description of repayable in seven instalments																			The note bears interest at an annual rate of 12% and is repayable in seven instalments between September 2025 and March 2026, as follows: (1) $ 163 on September 30, 2025; (2)-(7) $ 27.2 on each month-end from October 2025 to March 2026.
Outstanding principal and interest increase percentage																			150.00%
Converted debt remaining principal																																		8,641,000
One thousand and eight hundred diagonal lending llc [member]
IfrsStatementLineItems [Line Items]
Original issue amount																																		223,700	$ 22,400
Expected volatility																																			43.00%
Risk free interest rate																																			4.89%
Debt																																			$ 147,000
Effective interest rate																			674.00%
Fair value of the embedded conversion option																																			$ 121,000
Convertible feature description																																			According to the agreement, the loan conversion will only occur in the event of default. For the purpose of estimating the convertible feature the third-party appraiser has assumed, based on Moody’s rate methodology, the is a 43.6% probability that a default event will occur. Therefore, the value of the Convertible feature is only 43.6% of the Convertible feature valuation
Aggregate amount																																		$ 246,000
February 28, 2025 [member]
IfrsStatementLineItems [Line Items]
Payments on unpaid interest and principle amount								123,000
March 30, 2025 [member]
IfrsStatementLineItems [Line Items]
Payments on unpaid interest and principle amount								30,700
May 30, 2025 [member]
IfrsStatementLineItems [Line Items]
Payments on unpaid interest and principle amount								30,700
June 30, 2025 [member]
IfrsStatementLineItems [Line Items]
Payments on unpaid interest and principle amount								$ 30,700
Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																					55,789													2,333																												1,275
Financing expenses																																		$ 198,000
Exercise price of share | $ / shares																												$ 0.05
Number of warrants | shares																												100,000,000
Senior secured note due may 31, 2024 [member]
IfrsStatementLineItems [Line Items]
Aggregate amount													$ 1,000,000
$800 convertible note [member]
IfrsStatementLineItems [Line Items]
Issuance of promissory note													$ 800,000
Issue of convertible shares | shares													2,673
Reverse stock split amount
$800 convertible note [member] | Convertible note due december 31, 2024 [member]
IfrsStatementLineItems [Line Items]
Issuance of promissory note													800,000
$500 non-convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Issuance of promissory note													500,000
$500 non-convertible promissory note [member] | Non-convertible promissory note due december 31, 2024 [member]
IfrsStatementLineItems [Line Items]
Issuance of promissory note													$ 500,000
Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																																			640
Borrowed amount																																		1,572,000	$ 1,359,000																		$ 500,000
Number of value converted																																			$ 2,300,000
Issuance of promissory note																																																					$ 800,000
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Financing expenses																																		$ 3,466
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Expected volatility																																		359.70%	53.94%
Risk free interest rate																																		4.67%	4.27%
Conversion option [member]
IfrsStatementLineItems [Line Items]
Expected volatility																			60.37%
Risk free interest rate																			4.04%
Fair value of convertible notes																																		$ 124,000	$ 95,000
Conversion price, value																			$ 47,000
Conversion price percentage																			8.962%
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares																																			5,387
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																																			290																										32
Number of value converted																																		3,204
Number of warrants | shares																																			464,424
Ordinary shares [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares																																			467,424
Convertible note agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares																													0.27
Exercise price | $ / shares																													$ 540,787
Convertible note agreements [member] | Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Outstanding principal and interest increase percentage																													20.00%
Warrants to purchase ordinary shares | shares																													0.26
Share purchase price | $ / shares																													$ 540,787
Warrants term																													5 years
Percentage of redeemable on non-cumulative basis																													50.00%
Warrant, per shares | $ / shares																													$ 235,125
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate amount																				$ 407,000
Maturity date																				6
Interest rate																				0.00%
Warrants term																								5 years 6 months			5 years 6 months
Conversion price | $ / shares																						$ 3,501
Net proceeds from private placement																				$ 350,000		$ 2,574,000
Debt																						4,290,000
Actual loan amount																						$ 2,574,000
Original issue discount																						40.00%		35.00%
Interest accrued percent																						12.00%
Description of conversion of debt to equity												The Alpha has the right, at any time, to convert all or any portion of the outstanding and unpaid principal amount and interest (including any costs, fees and charges) into the Company’s Ordinary Shares, at a conversion price equal tothe lesser of $174 ($2,126,184 after reverse stock splits) or 80% of the lowest volume weighted average price of the Company’s ordinary shares during the twenty trading days prior to the conversion, subject to customary adjustments as provided in the Alpha July Note including for fundamental transactions (the “Conversion option”) Any such conversion is subject to customary conversion limitations set forth in the Alpha July Note so the Alpha beneficially owns less than 4.99% of the Company’s Ordinary Shares. Any principal amount on the Alpha July Note which is not paid when due shall bear interest at the rate of the lesser of (i) 24.5% per annum and (ii) the maximum amount permitted by law during the Event of Default. Upon the occurrence of any Event of Default, the principal amount then outstanding plus accrued interest (including any costs, fees and charges) increases to 120% of such amount through the date of full repayment, as well as all costs of collection										Any such conversion is subject to customary conversion limitations set forth in the Purchase Agreement, so the investor beneficially owns less than 4.99% of the Company’s ordinary shares. Additionally, the Company has the right to convert in whole or in part the Alpha September 2023 Note into ordinary shares; provided that in no case shall the Company so convert the Alpha September 2023 Note if the result of the issuance of Ordinary Shares thereby would result in the beneficial ownership of the investor of ordinary shares in excess of 4.99%
Repayment of debt, rate																				15.00%
Conversion price, value																																		$ 483,000	$ 370,000
Borrowed amount												$ 1,150,000
Exercise price of share | $ / shares																								$ 178			$ 336			$ 3,501
Number of warrants | shares																								7,317			5,532
Proceeds from issuance promissory note and warrant												747,500
Securities purchase agreement [member] | Alpha april note [member]
IfrsStatementLineItems [Line Items]
Interest rate																											12.00%
Outstanding principal and interest increase percentage																											15.00%
Original issue discount																											10.00%
Borrowed amount																											$ 2,250,000
Conversion of shares daily fee																											$ 2,000
Outstanding principal and interest description																											If an event of default occurs, the Alpha April Note’s outstanding principal and interest increase by 120%, or 500% in specific default situations, with default interest at the lesser of 24.5% or the maximum legal rate
Exercise price of share | $ / shares																											$ 4.7025
Securities purchase agreement [member] | Alpha april note [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Beneficially owns rate																											4.99%
Conversion of shares rate																											4.99%
Securities purchase agreement [member] | Alpha july note [member]
IfrsStatementLineItems [Line Items]
Conversion price, value												$ 0																							$ 520,000
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																						1,838
Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																						1,225
Securities purchase agreement [member] | Warrant A one [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares																						$ 4.7025
Securities purchase agreement [member] | Warrant B one [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares																						3,501
Securities purchase agreement [member] | Conversion option [member]
IfrsStatementLineItems [Line Items]
Expected volatility												61.67%																						202.80%	39.78%
Risk free interest rate												4.85%																						3.48%	4.37%
Conversion price, value												$ 753,000															$ 656,000								$ 48,000
Securities purchase agreement [member] | Conversion option [member] | Convertible notes [member]
IfrsStatementLineItems [Line Items]
Expected volatility																																			58.70%
Risk free interest rate																																		4.28%
Conversion price, value																																			$ 527,000
Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrant, per shares | $ / shares																											$ 336
Expected volatility																											52.08%
Risk free interest rate																											5.17%
Warrant, term																											5 years 6 months
Ownership limit, rate																											4.99%
Warrant, fair value																											$ 220,000								$ 72,000
Securities purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares																											1,225
Securities purchase agreement [member] | April warrants [member]
IfrsStatementLineItems [Line Items]
Expected volatility																											73.43%
Risk free interest rate																											4.61%
Warrant, fair value																											$ 1,090,000
Securities purchase agreement [member] | July warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares												7,317
Expected volatility												59.60%
Risk free interest rate												4.16%
Warrant, term												5 years 6 months
Ownership limit, rate												4.99%
Exercise price of share | $ / shares												$ 178
Warrant, fair value												$ 741,000
RBW may agreement [member]
IfrsStatementLineItems [Line Items]
Original issue amount																	$ 1,375,000
Conversion price | $ / shares																	$ 0.32
Debt														$ 1,372,000	$ 404,000	$ 836,000	$ 825,000																	$ 1,250,000
Original issue discount																	20.00%
Conversion price, value														$ 753,000	$ 221,000	$ 539,000	$ 550,000
Financing expenses																																		249,000
Outstanding principal and interest description																	(i) the principal amount increases automatically by 20%; (ii) default interest of 20% per annum applies; and (iii) all outstanding debt may be declared immediately due and payable.
Warrant, term																	5 years
Ownership limit, rate																	4.99%
Exercise price of share | $ / shares																	$ 4,497
Warrant, fair value																	$ 2,718,000
Issuance of promissory note																	6,875,000
Cash proceeds																	5,500,000
Proceeds from instalments																	1,375,000
Additional amounts																	625,000																	2,125,000
Cash placement agent fee																	640,000
Legal expenses																	$ 220,000
Percentage of warrants rate																	5.00%
Excepted period														10 months 6 days	10 months 6 days	11 months 15 days	1 year
Excepted volatility														47.84%	47.84%	62.13%	62.03%
Risk-free interest rate														4.06%	4.06%	4.15%	4.05%
Expected dividend yield														0.00%	0.00%	0.00%	0.00%
RBW august agreement [member]
IfrsStatementLineItems [Line Items]
Original issue amount											$ 3,000,000
Debt					$ 2,656,000	$ 901,000	$ 1,811,000		$ 768,000		$ 3,113,000
Original issue discount											20.00%
Description of conversion of debt to equity											85% of the lowest daily Volume Weighted Average Price (“VWAP”) during the seven trading days immediately preceding the conversion date, representing a 15% discount to market price.
Conversion price, value					$ 344,000	$ 99,000	$ 189,000		$ 232,000		$ 1,887,000
Outstanding principal and interest description											(i) the principal amount increases automatically by 20%; (ii) default interest of 20% per annum applies; and (iii) all outstanding debt may be declared immediately due and payable.
Issuance of promissory note											$ 15,000,000
Cash proceeds											12,000,000
Cash placement agent fee											1,145,000
Legal expenses											$ 1,145,000
Excepted period					9 months 29 days	10 months 13 days	10 months 20 days		11 months 4 days		1 year
Excepted volatility					151.81%	148.90%	161.65%		151.55%		156.54%
Risk-free interest rate					3.68%	3.65%	3.70%		3.86%		3.87%
Expected dividend yield					0.00%	0.00%	0.00%		0.00%		0.00%
Floor price | $ / shares											$ 954
RBW december agreement [member]
IfrsStatementLineItems [Line Items]
Original issue amount			$ 4,125,000
Debt	$ 4,450,000	$ 2,507,000																																2,668,000
Original issue discount			20.00%
Description of conversion of debt to equity			85% of the lowest daily Volume Weighted Average Price (“VWAP”) during the five trading days immediately preceding conversion, representing a 15% discount to market price
Conversion price, value	$ 6,300,000	$ 3,243,000																																$ 3,083,000
Outstanding principal and interest description			(i) the principal amount increases automatically by 20%; (ii) default interest of 20% per annum applies; and (iii) all outstanding debt may be declared immediately due and payable.
Ownership limit, rate			4.99%
Issuance of promissory note			$ 20,625,000
Cash proceeds			16,500,000														$ 16,500,000
Cash placement agent fee			1,460,000
Legal expenses			$ 1,460,000
Excepted period	5 months 4 days	6 months																																5 months 4 days
Excepted volatility	244.64%	202.47%																																262.92%
Risk-free interest rate	3.62%	3.68%																																3.61%
Expected dividend yield	0.00%	0.00%																																0.00%
Floor price | $ / shares			$ 1.5
Converted debt remaining principal																																		$ 8,641,000
After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares
Conversion of per share | $ / shares				$ 170,645
Exercise price of share | $ / shares																										$ 57,460
Number of warrants | shares
Issue of convertible shares | shares
After reverse stock split [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																					4
Exercise price of share | $ / shares																												$ 610
Number of warrants | shares																												8,000
After reverse stock split [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares
After reverse stock split [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares
After reverse stock split [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares
Number of warrants | shares																																			38
After reverse stock split [member] | Convertible note agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																													6,608,126,366
After reverse stock split [member] | Convertible note agreements [member] | Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Share purchase price | $ / shares																													6,608,126,366
Warrant, per shares | $ / shares																													2,873,098,420
After reverse stock split [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Conversion price | $ / shares																						$ 42,780,298
Exercise price of share | $ / shares																								$ 2,175,058			$ 4,105,732			$ 42,780,297
Number of warrants | shares
After reverse stock split [member] | Securities purchase agreement [member] | Alpha april note [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																											$ 57,462
After reverse stock split [member] | Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares
After reverse stock split [member] | Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares
After reverse stock split [member] | Securities purchase agreement [member] | Warrant A one [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares																						$ 57,462
After reverse stock split [member] | Securities purchase agreement [member] | Warrant B one [member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares																						$ 42,780,298
After reverse stock split [member] | Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrant, per shares | $ / shares																											$ 4,105,736
After reverse stock split [member] | Securities purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrants | shares
After reverse stock split [member] | Securities purchase agreement [member] | July warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares
Exercise price of share | $ / shares												$ 2,175,062
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fixed conversion price | $ / shares																													470,250
Warrant, per shares | $ / shares																																$ 0.00000000558603475		$ 0.00000000012219451015625			$ 0.00000000558603475	$ 0.000000002443890203125	$ 0.000000002443890203125	$ 0.00000000012219451015625	$ 0.00000000012219451015625	$ 0.00000000002502543568			$ 0.00000000002502543568	$ 0.00000000000312817946	$ 0.00000000000312817946	$ 0.000000000000287	$ 0.000000000000287	$ 0.00000000000041	$ 0.000000000000041	$ 0.00000000000001		$ 4.70250014886352	$ 0.165		$ 0.165	$ 0.0022
Number of shares issued | shares																					55,789													3,695																									1,494	117			1,251	234
Debt																										$ 119,000																																	$ 569,000
Number of value converted																																		$ 11,984,000
Ordinary shares [member] | Investor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																																		125,817
Financing expenses																																		$ 7,811,000
Ordinary shares [member] | Securities purchase agreement [member] | Alpha april note [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																											$ 513
Ordinary shares [member] | Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																						1,838
Ordinary shares [member] | Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																						1,225
Ordinary shares [member] | Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																											5,532
Ordinary shares [member] | RBW may agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																																		1,949
Number of value converted																																		$ 13,750,000
Ordinary shares [member] | RBW august agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																																		66,794
Ordinary shares [member] | RBW december agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																																		168,853										1,820
Number of value converted																																		$ 11,984,000
Converted debt remaining principal																																												$ 8,641,000
Ordinary shares [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Fixed conversion price | $ / shares																													$ 5,746,196,840
Number of shares issued | shares																					5
Ordinary shares [member] | After reverse stock split [member] | Securities purchase agreement [member] | Alpha april note [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																											$ 6,268,578
Ordinary shares [member] | After reverse stock split [member] | Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares
Ordinary shares [member] | After reverse stock split [member] | Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Aggregate amount																													$ 250,000
Original issue amount																													$ 250,000
Maturity date																													December 31, 2024
Interest rate																													15.00%
Outstanding principal and interest increase percentage																																		30.00%	22.90%
Convertible notes [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Outstanding principal and interest increase percentage																													20.00%
Convertible loan tranche one [member] | RBW august agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan											$ 5,000,000
Convertible loan tranche one [member] | RBW december agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan		$ 5,750,000
Convertible loan tranche two [member] | RBW august agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan											1,000,000
Convertible loan tranche two [member] | RBW december agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan	$ 10,750,000
Convertible loan tranche three [member] | RBW august agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan											2,000,000
Convertible loan tranche four [member] | RBW august agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan											1,000,000
Convertible loan tranche five [member] | RBW august agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan											$ 3,000,000
Convertible loan tranche [member] | RBW december agreement [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan			$ 16,500,000